John Hancock Funds II
601 Congress Street
Boston, MA 02210
May 3, 2010
VIA EDGAR
U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the forms of prospectuses dated April 30, 2010 for each class of shares of Retirement 2010 Portfolio, Retirement 2015 Portfolio, Retirement 2020 Portfolio, Retirement 2025 Portfolio, Retirement 2030 Portfolio, Retirement 2035 Portfolio, Retirement 2040 Portfolio, Retirement 2045 Portfolio, Retirement 2050 Portfolio, Mid Cap Value Index Fund and Mid Cap Growth Index Fund, each a separate series of the Registrant, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus contained in Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 29, 2010 via EDGAR.
If you have any questions or comments, please call me at 617-663-2261.

/s/ Christopher Sechler Christopher Sechler
Assistant Secretary